Summary of Significant Accounting Policies - Summary of Significant Customer Information (Detail)	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Concentration Risk [Line Items]
Concentration risk percentage	100.00%	100.00%	100.00%
Customer A [Member] | Accounts Receivable [Member]
Concentration Risk [Line Items]
Concentration risk percentage	0.00%	89.00%
Customer B [Member] | Revenue Benchmark [Member]
Concentration Risk [Line Items]
Concentration risk percentage	16.00%	8.00%	2.00%
Customer C [Member] | Accounts Receivable [Member]
Concentration Risk [Line Items]
Concentration risk percentage	35.00%	2.00%
Customer C [Member] | Revenue Benchmark [Member]
Concentration Risk [Line Items]
Concentration risk percentage	21.00%	25.00%	24.00%
Customer D [Member] | Accounts Receivable [Member]
Concentration Risk [Line Items]
Concentration risk percentage	40.00%	0.00%